Property and equipment - Additional Information (Detail) $ in Millions				1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Sep. 26, 2022 USD ($) aircraft	Mar. 31, 2022 T	Dec. 31, 2024 USD ($) aircraft flight	Dec. 31, 2023 USD ($) aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Average lease term					15 years
Asset recognized from insurance reimbursement	$ 0.2	$ 11.5	$ 11.5
Number of new aircrafts grounded | aircraft					21
Number of flights canceled | flight					1,788
Capitalized expenditure improvements during the year					$ 6.7	$ 0.6
B-737-Max
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft capitalized | aircraft	6	8			6	8
Average lease term					10 years
Boeing 737-800 BCF
Disclosure of detailed information about property, plant and equipment [line items]
Capacity per aircraft | T				21.70
B-737-800
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircrafts damaged | aircraft			1
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value pledged as collateral obligation	$ 1,700.0	$ 1,500.0			$ 1,700.0	$ 1,500.0
Additions purchase deposits					$ 14.0	200.2
Additions for advance payments contracts						$ 200.0
Aircraft | Boeing 737-800 BCF
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of aircraft				10 years